UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Property, plant and equipment	$ 109,503	$ 105,168
Advance payments for property, plant and equipment	419	914
Right-of-use assets	74,811	55,590
Time deposits	4,268	0
Intangible assets	4,009	3,409
Collaboration prepaid leases	135,997	65,276
Other non-current assets	1,531	1,487
Total non-current assets	330,538	231,844
CURRENT ASSETS
Collaboration inventories	18,014	10,354
Trade receivables	20	90
Prepayments, other receivables and other assets	66,569	61,755
Financial assets at fair value through profit or loss	185,792	185,603
Pledged deposits	356	1,270
Time deposits	274,575	54,016
Cash and cash equivalents	963,470	786,031
Total current assets	1,508,796	1,099,119
Total assets	1,839,334	1,330,963
CURRENT LIABILITIES
Trade payables	17,173	32,893
Other payables and accruals	144,651	184,109
Government grants	630	451
Lease liabilities	2,915	3,563
Tax payable	9,853	9,772
Warrant liability	0	67,000
Total current liabilities	175,222	297,788
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	275,906	260,932
Lease liabilities long term	41,687	20,039
Government grants	6,764	7,659
Other non-current liabilities	119	233
Total non-current liabilities	324,476	288,863
Total liabilities	499,698	586,651
EQUITY
Share capital	36	33
Reserves	1,339,600	744,279
Total ordinary shareholders’ equity	1,339,636	744,312
Total equity	1,339,636	744,312
Total liabilities and equity	$ 1,839,334	$ 1,330,963